Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities (Details) - Schedule of Reconciliation of Loss after Income Tax to Net Cash Used in Operating Activities - AUD ($)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Schedule of Reconciliation of Loss after Income Tax to Net Cash Used in Operating Activities [Abstract]
Loss after income tax benefit for the year		$ (12,827,177)	$ (20,076,843)
Adjustments for non-cash items:
Depreciation and amortisation		371,273	363,695
Impairment of assets and receivables		2,283,614	4,175,993
Share-based payments	[1]	105,000	7,452,583
Foreign exchange differences		(304,954)	142,836
Fair value loss on convertible notes			781,492
Accrued interest		(230,785)	(155,157)
Movement in assets and liabilities:
Decrease/(increase) in trade and other receivables		(234,955)	192,124
Decrease in prepayments		61,532	9,542
Increase in employee benefits		382,893	7,106
(Increase) in investments			(2,565,082)
Increase / (decrease) in deferred income		59,589	(132,800)
Increase / (decrease) in trade and other payables		2,966,786	(54,288)
Net cash used in operating activities		$ (7,367,184)	$ (9,858,799)

[1]	The fair value of equity settled transactions with employees, directors and suppliers is apportioned over the period from grant date to vesting date. See Note 31 for details of transactions vesting within the financial year.